Citigroup Mortgage Loan Trust 2025-4 ABS-15G

Exhibit 99.1 - Schedule 7(a)

Servicing Upload -
Run Date -XX/XX/XXXX 6:09:12 PM

Customer Loan ID	EDGAR Loan ID	Final Current Event Level	Current Exceptions	Collection comments
XXXX	CMLTI 2025-4-100107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower discussed account. Borrower stated that they recently applied for a recast but was getting an error message when they went online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	CMLTI 2025-4-100106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property was impacted by FEMA disaster XXXX (XXXX) per comment on XX/XX/XXXX. Property was impacted by FEMA disaster XXXX severe storms, straight-line winds, tornados and flooding (XXXX) per comment on XX/XX/XXXX. No damage was noted.
XXXX	CMLTI 2025-4-100118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower stated that they had insurance questions and was transferred to insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	CMLTI 2025-4-100119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower requested amortization schedule and general questions regarding website. Borrower also wanted to set-up a budget program and advised them on how to do so online. Also advised them on how to see the amortization scheduled online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	CMLTI 2025-4-100126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A